Goodwill and intangible assets (Details)	3 Months Ended			12 Months Ended
	Dec. 31, 2017 CAD ($)	Sep. 30, 2017 CAD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				$ 203,310,000
Intangible assets, end of year	$ 70,012,000			70,012,000		$ 203,310,000
Cost [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				366,753,000		374,379,000
Effect of movements in exchange rates				(15,757,000)		(7,626,000)
Intangible assets, end of year	350,996,000			350,996,000		366,753,000
Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				163,443,000		157,249,000
Amortization charge				6,723,000		9,414,000
Impairment charge				118,549,000
Effect of movements in exchange rates				(7,731,000)		(3,220,000)
Intangible assets, end of year	280,984,000			280,984,000		163,443,000
Goodwill [Member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				118,664,000
Intangible assets, end of year	0			0		118,664,000
Goodwill [Member] | Cost [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				118,664,000		122,314,000
Effect of movements in exchange rates				(7,265,000)		(3,650,000)
Intangible assets, end of year	111,399,000			111,399,000		118,664,000
Goodwill [Member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				0		0
Amortization charge				0		0
Impairment charge				111,399,000
Effect of movements in exchange rates				0		0
Intangible assets, end of year	111,399,000			111,399,000		0
Goodwill [Member] | Accumulated amortization [member] | Nukem [Member]
Reconciliation of carrying amount [Line Items]
Impairment charge		$ 111,399,000	$ 88,377,000
Contracts [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				7,249,000
Intangible assets, end of year	4,873,000			4,873,000		7,249,000
Contracts [member] | Cost [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				117,533,000		121,148,000
Effect of movements in exchange rates				(7,721,000)		(3,615,000)
Intangible assets, end of year	109,812,000			109,812,000		117,533,000
Contracts [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				110,284,000		108,809,000
Amortization charge				2,002,000		4,613,000
Impairment charge				0
Effect of movements in exchange rates				(7,347,000)		(3,138,000)
Intangible assets, end of year	104,939,000			104,939,000		110,284,000
Contracts [member] | Accumulated amortization [member] | Nukem [Member] | 2018 [Member]
Reconciliation of carrying amount [Line Items]
Amortization charge					$ 998,000
Intellectual Property [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				69,230,000
Intangible assets, end of year	65,139,000			65,139,000		69,230,000
Intellectual Property [member] | Cost [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				118,819,000		118,819,000
Effect of movements in exchange rates				0		0
Intangible assets, end of year	118,819,000			118,819,000		118,819,000
Intellectual Property [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				49,589,000		45,430,000
Amortization charge				4,091,000		4,159,000
Impairment charge				0
Effect of movements in exchange rates				0		0
Intangible assets, end of year	53,680,000			53,680,000		49,589,000
Patents [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				8,167,000
Intangible assets, end of year	0			0		8,167,000
Patents [member] | Cost [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				11,737,000		12,098,000
Effect of movements in exchange rates				(771,000)		(361,000)
Intangible assets, end of year	10,966,000			10,966,000		11,737,000
Patents [member] | Accumulated amortization [member]
Reconciliation of carrying amount [Line Items]
Intangible assets, beginning of year				3,570,000		3,010,000
Amortization charge				630,000		642,000
Impairment charge				7,150,000
Effect of movements in exchange rates				(384,000)		(82,000)
Intangible assets, end of year	10,966,000			$ 10,966,000		$ 3,570,000
Patents [member] | Accumulated amortization [member] | UFP Investments LLC [Member]
Reconciliation of carrying amount [Line Items]
Impairment charge	$ 7,150,000